PROPERTY, PLANT AND EQUIPMENT - Details (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ (191.0)	$ 0.0
Property, plant and equipment (Note 22)	6,684.8	5,952.9
Impairment loss	(191.0)	0.0
Property, plant and equipment (Note 22)	6,684.8	5,952.9
Cerro Moro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	369.0
Impairment loss	369.0
El Peñón [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	(560.0)
Impairment loss	(560.0)
Tangible exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 22)	509.6	527.7
Property, plant and equipment (Note 22)	509.6	527.7
Tangible exploration and evaluation assets | Chapada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment		$ 63.9
Tangible exploration and evaluation assets | Cerro Moro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	15.0
Impairment loss	$ 15.0